COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases office space, office equipment and various motor vehicles under operating leases.

1.	The Company's office space and office equipment are rented under several operating leases.

Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, were as follows:

2016	$14,883
2017	12,438
2018	11,420
2019	9,034
2020	8,569
2021 and thereafter	11,201

$67,545

Rent expenses for the years 2015, 2014 and 2013 were approximately $ 15,880, $ 18,594 and $ 18,218, respectively.

2.	The Company leases its motor vehicles under cancelable operating lease agreements.

The minimum payment under these operating leases, upon cancellation of these lease agreements was $ 1,035 as of December 31, 2015.

Lease expenses for motor vehicles for the years 2015, 2014 and 2013 were $ 5,103, $ 3,774 and $ 3,959, respectively.

b.	Other commitments:

The Company is obligated under certain agreements with its suppliers to purchase goods and, under an agreement with its manufacturing subcontractor, to purchase projected inventory and excess inventory. Non-cancelable obligations, net of provisions, as of December 31, 2015, were $555. These obligations are expected to be fulfilled during 2015.

The Company is also obligated under certain agreements with its suppliers to purchase licenses and hosting services. These non-cancelable obligations as of December 31, 2015, were $18,148.

c.	Legal proceedings:

1.

Following the divestiture of one of the Company business units, the buyer of such business unit made certain demands and allegations, claiming indemnification pursuant to the sale agreement between the Company and such buyer. The parties corresponded regarding these claims, and the Company has denied all demands and allegations made by the buyer. If the parties fail to reach a negotiated resolution, the buyer may initiate legal proceedings against the Company to enforce its indemnification claims. If such buyer is successful in such proceedings, it will result in a reduction of the consideration under the sale agreement within the discontinued operation. At this preliminary stage the Company cannot estimate the probability of a favorable or unfavorable outcome in this dispute.

2.	From time to time the Company or its subsidiaries may be involved in legal proceedings and/or litigation arising in the ordinary course of business. While the outcome of these matters cannot be predicted with certainty, the Company does not believe it will have a material effect on its consolidated financial position, results of operations, or cash flows.